Shareholder Report	6 Months Ended
Jan. 31, 2026 USD ($) holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	EA Series Trust
Entity Central Index Key	0001592900
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
C000243188 [Member]
Shareholder Report [Line Items]
Fund Name	Bushido Capital US Equity ETF
Class Name	Bushido Capital US Equity ETF
Trading Symbol	SMRI
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about the Bushido Capital US Equity ETF (the “Fund”) for the period of August 1, 2025 to January 31, 2026 (the “Period”). You can find additional information about the Fund at https://bushidoetf.com/smri/. You can also request this information by contacting us at (215) 330-4476.

Additional Information [Text Block]
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://bushidoetf.com/smri/. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Additional Information Phone Number	(215) 330-4476
Additional Information Website	https://bushidoetf.com/smri/
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$38	0.71%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.71%
Net Assets	$ 499,810,566
Holdings Count | holding	51
Advisory Fees Paid, Amount	$ 1,718,863
Investment Company, Portfolio Turnover	79.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of Period End)
Net Assets	$499,810,566	Portfolio Turnover Rate*	79%
# of Portfolio Holdings	51	Advisory Fees Paid	$1,718,863
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)
Information Technology	30.1%
Health Care	19.7%
Energy	14.6%
Consumer Discretionary	13.7%
Industrials	7.9%
Financials	6.1%
Communication Services	3.7%
Utilities	2.1%
Materials	1.9%
Cash and Cash Equivalents	0.2%

TOP 10 HOLDINGS (as a % of Net Assets)
Zoom Communications, Inc. - Class A	2.3%
Fortinet, Inc.	2.2%
Diamondback Energy, Inc.	2.2%
Coterra Energy, Inc.	2.2%
Devon Energy Corp.	2.2%
Chevron Corp.	2.1%
Royalty Pharma PLC - Class A	2.1%
F5, Inc.	2.1%
Cardinal Health, Inc.	2.1%
Everest Group Ltd.	2.1%

C000259086 [Member]
Shareholder Report [Line Items]
Fund Name	Bushido Capital US SMID Cap Equity ETF
Class Name	Bushido Capital US SMID Cap Equity ETF
Trading Symbol	RNIN
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about the Bushido Capital US SMID Cap Equity ETF (the “Fund”) for the period of August 1, 2025 to January 31, 2026 (the “Period”). You can find additional information about the Fund at https://bushidoetf.com/rnin/. You can also request this information by contacting us at (215) 330-4476.

Additional Information [Text Block]
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://bushidoetf.com/rnin/. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Additional Information Phone Number	(215) 330-4476.
Additional Information Website	https://bushidoetf.com/rnin/
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$35	0.67%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.67%
Net Assets	$ 130,549,373
Holdings Count | holding	80
Advisory Fees Paid, Amount	$ 413,426
Investment Company, Portfolio Turnover	81.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of Period End)
Net Assets	$130,549,373	Portfolio Turnover Rate*	81%
# of Portfolio Holdings	80	Advisory Fees Paid	$413,426
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)
Consumer Discretionary	23.5%
Energy	20.4%
Health Care	15.4%
Industrials	10.1%
Information Technology	9.1%
Communication Services	8.3%
Materials	5.6%
Consumer Staples	5.1%
Financials	2.4%
Cash and Cash Equivalents	0.1%

TOP 10 HOLDINGS (as a % of Net Assets)
SM Energy Co.	2.6%
Stride, Inc.	1.6%
Bunge Global SA	1.6%
California Resources Corp.	1.5%
CF Industries Holdings, Inc.	1.5%
Crescent Energy Co. - Class A	1.5%
Alkermes PLC	1.5%
Century Aluminum Co.	1.4%
Magnolia Oil & Gas Corp. - Class A	1.4%
World Kinect Corp.	1.4%